Note 13 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ 3,418	$ 2,141	$ 1,690
State	1,452	687	115
Total current	4,870	2,828	1,805
Deferred:
Federal	(589)	256	234
State	(213)	240	849
Total deferred	(802)	496	1,083
Income tax expense	$ 4,068	$ 3,324	$ 2,888